Summary of significant accounting policies and other disclosures (Policies)	6 Months Ended
Jun. 30, 2022
Reporting entity and Group's structure

InflaRx N.V. is a Dutch public company with limited liability (naamloze vennootschap) with its corporate seat in Amsterdam, The Netherlands, and is registered in the Commercial Register of The Netherlands Chamber of Commerce Business Register under CCI number 68904312. The Company’s registered office is at Winzerlaer Straße 2 in 07745 Jena, Germany. Since November 10, 2017, InflaRx N.V.’s common shares have been listed on The NASDAQ Global Select Market under the symbol IFRX.

InflaRx is a clinical-stage biopharmaceutical Group focused on applying its proprietary anti-C5a and C5aR technologies to discover and develop first-in-class, potent and specific inhibitors of the complement activation factor known as C5a and its receptor known as C5aR.

These consolidated financial statements of InflaRx comprise the Company and its wholly-owned subsidiaries InflaRx GmbH, Jena, Germany and InflaRx Pharmaceutical Inc., Ann Arbor, Michigan, United States (together referred to as “the Group”).

InflaRx GmbH is a clinical-stage biopharmaceutical company founded in 2008. In 2017, InflaRx N.V. became the sole shareholder of InflaRx GmbH through the contribution of the subsidiary’s shares to InflaRx N.V. by its existing shareholders in exchange of new shares issued by InflaRx N.V.

Basis of preparation

These interim condensed consolidated financial statements for the three- and six-month reporting periods ended June 30, 2022 and 2021 have been prepared in accordance with IAS 34 Interim Financial Reporting. These condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements. Accordingly, this report is to be read in conjunction with the financial statements in our annual report for the year ended December 31, 2021 on Form 20-F.

The interim condensed consolidated financial statements were authorized for issue by the Board of Directors on August 4, 2022.

The financial statements are presented in Euro (€). Euro is the functional currency of InflaRx GmbH. The functional currency of InflaRx N.V. and InflaRx Pharmaceutical Inc. is U.S. Dollars. All financial information presented in Euro has been rounded. Accordingly, numerical figures shown as totals in some tables may not be an arithmetic aggregation of the figures that precede them or may deviate from other tables.

The accounting policies adopted are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2021, except for the adoption of new standards effective as of January 1, 2022 as set out below. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The following amendments have been adopted effective January 1, 2022 and do not have a material impact on the consolidated financial statements of the Group:

•	Reference to the Conceptual Framework - Amendments to IFRS 3
•	Property, Plant and Equipment: Proceeds before Intended Use- Amendments to IAS 16
•	Onerous Contracts - Costs of Fulfilling a Contract -Amendments to IAS 37
•	AIP IFRS 9 Financial Instruments - Fees in the ’10 per cent’ 5

The following standards issued will be adopted in a future period and the potential impact, if any, they will have on the Group’s consolidated financial statements is being assessed:

•	IFRS 17 Insurance Contracts
•	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Noncurrent and Classification of Liabilities as Current or Non-current
•	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
•	Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction
•	Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

Significant events of the quarter and changes in circumstances

Russian-Ukraine Conflict

The conflict between Russia and Ukraine has resulted, and is expected to further result, in significant disruption, instability and volatility in global markets, as well as higher energy and other commodity prices. Since the Company is not currently conducting any business or receiving any services from vendors located in Russia or Ukraine, it does not expect that the ongoing war will have a direct impact on its operations in the near term. However, the Company may be affected by price increases or certain fiscal policy changes in Germany, where the Company is headquartered, such as new tax legislation, economic sanctions and comparable measures, although at this point, it does not foresee any such macroeconomic changes that are expected to have a direct impact on its business operations.

COVID-19 Pandemic

The COVID-19 pandemic continues to impact our operations as many governments continue to maintain measures to slow the spread of the outbreak through quarantines, travel restrictions, closure of borders and requiring maintenance of social distancing measures.

During the first six months of 2022, the Company has continued to use a hybrid working model that supports a blend of in-office and remote employees, depending on their role and location. Our service providers have continued at regular operational levels, and the recruitment of patients and new clinical trial sites also continued in the first six months of 2022 through the date of issuance of these interim financial statements. Business travel, however, has been significantly reduced and widely replaced by other means of communication, e.g. through video-conferencing.

Development programs

On May 12, 2022 the Company announced the results of a strategic review of its development programs considering the current financing environment. As a result of this strategic review, the Company decided to halt the clinical development of vilobelimab in HS for the time being. Furthermore, given the resources required and long duration of necessary Phase III studies of vilobelimab in AAV needed to potentially gain regulatory approval in this indication, the Company also decided to halt the clinical development of vilobelimab in AAV for the time being. Moving forward, the development focus will be on the Phase III development of vilobelimab in PG, on gaining regulatory approval for vilobelimab in severe COVID-19 and in starting the clinical development of INF904.

On June 29, 2022, the Company announced that vilobelimab has been granted orphan drug designation for the treatment of PG by both the Food and Drug Administration (FDA) in the US and the European Medicines Agency (EMA) in Europe. In addition, the Company reported about a productive end-of-phase II meeting with the FDA related to its plans for a Phase III development program in PG. The FDA indicated its support for a randomized, controlled Phase III development program during the meeting and offered to review the study protocol, recognizing PG as a serious and rare condition. Based on the FDA’s feedback and recommendations, InflaRx is now finalizing the design for a Phase III trial and continues to be in dialogue with the FDA related to this. Subsequently, on July 6, 2022 the Company announced that the FDA has also granted a Fast Track designation to the development of vilobelimab for the treatment of PG.

Following the encouraging Phase III results from the randomized, placebo-controlled, multi-national PANAMO study in mechanically ventilated severe COVID-19 patients announced on March 31, 2022, on July 26, 2022, InflaRx announced its plans to submit a request for Emergency Use Authorization (EUA), following constructive interactions with the US Food and Drug Administration (FDA) at a recently held Type B meeting. The application for EUA is planned to be submitted by end of Q3 2022. In addition, the Company is in ongoing dialogue with the EMA related to next regulatory steps for vilobelimab in mechanically ventilated severe COVID-19 patients towards a potential filing for approval for this indication.

Management changes

On June 29, 2022, the Company announced the departure of Mr. Jordan Zwick, its Chief Strategy Officer. Mr. Zwick left InflaRx to pursue other professional opportunities. However, Mr. Zwick agreed to continue to serve as an advisor to the Company.

In July, Dr. Korinna Pilz, the Chief Clinical Development Officer informed the Company about her intention to leave InflaRx for personal reasons. The Company subsequently signed a separation agreement with Dr. Pilz, in which the parties mutually agreed that she will continue to provide her services until October 28, 2022. Beyond this date Dr. Pilz will continue to advise us on specific matters on an as needed basis.